Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company’s utilized to determine such fair value:

		December 31,
Description	Level	2024
Assets:
Forward purchase agreement asset (Note 11)	3	$155
SEPA put rights asset (Note 13)	3	188
Liabilities:
Embedded derivative liability (Note 13)	3	$80

Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement

The fair value of the Company’s position under the Forward Purchase Agreement was calculated by multiplying the number of shares under the Forward Purchase Agreement by the market price at the settlement date estimated using a Monte-Carlo simulation incorporating the following assumptions:

	November 13,	December 31,
	2024	2024
Stock price	$5.77	$1.79
Risk-free interest rate	4.6%	4.4%
Expected term (in years)	0.3	0.1
Expected volatility	90%	98%
Expected dividend yield	0%	0%
The fair value of the put rights under each advance notice was estimated using the Black Scholes model, incorporating the following assumptions:
	November 13,	December 31,
	2024	2024
Stock price	$5.77	$1.79
Risk-free interest rate	4.3%	4.2%
Exercise price	5.54	1.72
Expected term (in years)	1 to 2 years	1 to 2 years
Expected volatility	82-90%	93-99%
Expected dividend yield	0%	0%
Number of shares	165,000	56,500

Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities

The changes in the fair value of Level 3 financial assets and liabilities for the year ended December 31, 2024 are as follows:

	Forward Purchase Agreement asset	SEPA Put Rights Asset		Embedded Derivative Liability
Fair value as of January 1, 2024	$-	$		$-
Initial measurement at the issuance date	494		1,551	69
Change in fair value	(339)		(1,363)	11

Fair value as of December 31, 2024	$155		$188	$80